Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions
43. Related Party Transactions
According to IAS No. 24, the Group includes investments in associates, key management personnel (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. The Group discloses balances (receivables and payables) and other amounts arising from transactions with related parties in the notes to the consolidated financial statements. Refer to Note 13 for details of investments in associates and joint ventures.
43.1 Details of significant profit or loss arising from transactions with related parties for the years ended December 31, 2021, 2022 and 2023, are as follows:

		2021		2022		2023
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Fee and commission income	￦	5,689	￦	5,194	￦	5,101
Korea Credit Bureau Co., Ltd.	Interest expense		6		1		1
	Fee and commission income		910		649		776
	Insurance income		4		4		3
	Fee and commission expense		4,256		3,973		8,444
	Provision for credit losses		—		—		1
	Other operating expenses		11		15		15
KB GwS Private Securities Investment Trust *	Fee and commission income		146		—		—
Incheon Bridge Co., Ltd.	Interest income		4,069		7,516		10,420
	Interest expense		158		517		979
	Fee and commission income		22		23		28
	Fee and commission expense		6		6		7
	Insurance income		230		212		219
	Gains on financial instruments at fair value through profit or loss		—		—		334
	Losses on financial instruments at fair value through profit or loss		1,374		4,434		—
	Reversal of credit losses		444		28		—
	Provision for credit losses		1		9		54
Kendai Co., Ltd.	Other non-operating expenses		—		3		—
Aju Good Technology Venture Fund	Interest expense		27		108		111
Taeyoungjungkong Co., Ltd.	Interest income		—		—		2
KB Star Office Private Real Estate Master Fund No. 1*	Interest income		370		—		—
	Interest expense		5		2		—
	Fee and commission income		435		276		—
Star-Lord General Investors Private Real Estate Investment Company No. 10	Insurance income		—		97		137
	Interest income		—		3,098		5,934
	Interest expense		—		413		543
	Fee and commission income		—		—		20
	Provision for credit losses		—		1		4
	General and administrative expenses		—		5,562		9,720
KG Capital Co., Ltd. *	Interest income		941		889		293
	Fee and commission income		88		47		18
	Fee and commission expense		15		10		1
	Insurance income		42		43		13
	Other operating income		710		487		—
	Other operating expenses		64		32		11
	Reversal of credit losses		11		—		55
	Provision for credit losses		—		9		—

		2021	2022	2023
		(In millions of Korean won)
Food Factory Co., Ltd.	Interest income	70	80	62
	Interest expense	5	6	1
	Insurance income	9	10	9
	Fee and commission income	—	1	—
	Fee and commission expense	2	—	—
	Gains on financial instruments at fair value through profit or loss	—	33	43
	Losses on financial instruments at fair value through profit or loss	1	—	—
	Reversal of credit losses	6	1	2
KB Pre IPO Secondary Venture Fund No. 1 *	Interest expense	1	—	—
	Fee and commission income	110	1,204	—
Acts Co., Ltd. *	Insurance income	1	2	—
Dongjo Co., Ltd.	Insurance income	1	—	—
	Interest income	—	9	36
POSCO-KB Shipbuilding Fund	Fee and commission income	213	177	(99)
Dae-A Leisure Co., Ltd.	Interest expense	2	—	—
Paycoms Co., Ltd. *	Interest income	10	7	154
	Gains on financial instruments at fair value through profit or loss	42	39	—
Big Dipper Co., Ltd.	Interest expense	—	1	—
	Fee and commission expense	655	393	266
KB-KDBC Pre-IPO New Technology Business Investment Fund	Interest expense	1	1	—
	Fee and commission income	190	129	—
KB-TS Technology Venture Private Equity Fund	Fee and commission income	285	185	324
KB-SJ Tourism Venture Fund	Fee and commission income	279	209	312
Banksalad Co., Ltd.	Gains on financial instruments at fair value through profit or loss	613	—	—
	Losses on financial instruments at fair value through profit or loss	663	—	—
	Fee and commission income	36	36	37
	Fee and commission expense	48	17	11
Iwon Alloy Co., Ltd.	Insurance income	—	1	1
Bioprotect Ltd.	Gains on financial instruments at fair value through profit or loss	293	—	—
RMGP Bio-Pharma Investment Fund, L.P.	Fee and commission income	38	43	40
	Gains on financial instruments at fair value through profit or loss	531	—	—
	Losses on financial instruments at fair value through profit or loss	2,373	—	—
KB-MDI Centauri Fund L.P.	Fee and commission income	401	487	491
	Gains on financial instruments at fair value through profit or loss	551	—	—
	Losses on financial instruments at fair value through profit or loss	284	—	—

		2021	2022	2023
		(In millions of Korean won)
Hibiscus Fund L.P.	Fee and commission income	372	524	928
	Gains on financial instruments at fair value through profit or loss	113	—	—
RMG-KB BioAccess Fund L.P.	Fee and commission income	57	325	326
	Gains on financial instruments at fair value through profit or loss	5	—	—
S&E Bio Co., Ltd.	Interest expense	1	2	43
Contents First Inc.	Interest income	—	128	346
	Interest expense	83	34	73
	Fee and commission income	—	1	2
	Provision for credit losses	—	1	8
December & Company Inc. *	Insurance income	109	174	187
GENINUS Inc. *	Interest expense	29	12	—
	Gains on financial instruments at fair value through profit or loss	4,009	—	—
	Provision for credit losses	6	—	—
Pin Therapeutics Inc.	Interest expense	—	110	101
Wyatt Co., Ltd.	Insurance income	87	142	102
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Interest expense	17	6	4
	Fee and commission income	514	423	209
Spark Biopharma Inc.	Interest expense	7	272	468
Skydigital Inc.	Fee and commission income	3	3	3
Il-Kwang Electronic Materials Co., Ltd.	Other non-operating expenses	—	1	—
SO-MYUNG Recycling Co., Ltd.	Other non-operating expenses	—	2	—
KB No. 17 Special Purpose Acquisition Company*	Losses on financial instruments at fair value through profit or loss	1,388	—	—
	Interest expense	14	1	—
KB No. 18 Special Purpose Acquisition Company*	Gains on financial instruments at fair value through profit or loss	8	—	—
	Interest expense	20	5	—
KB No. 19 Special Purpose Acquisition Company*	Gains on financial instruments at fair value through profit or loss	36	—	—
	Interest expense	9	5	—
KB No. 20 Special Purpose Acquisition Company*	Gains on financial instruments at fair value through profit or loss	68	—	—
	Interest expense	15	22	—
KB No. 21 Special Purpose Acquisition Company	Fee and commission income	—	263	—
	Gains on financial instruments at fair value through profit or loss	—	1,469	28
	Interest expense	—	30	68
KB No. 22 Special Purpose Acquisition Company	Fee and commission income	—	175	—
	Gains on financial instruments at fair value through profit or loss	—	982	1,013
	Interest expense	—	1	2

		2021	2022	2023
		(In millions of Korean won)
KB No. 23 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	—	1,476	—
	Losses on financial instruments at fair value through profit or loss	—	—	1,483
	Interest expense	—	23	46
KB No. 24 Special Purpose Acquisition Company *	Interest expense	—	1	7
KB No. 25 Special Purpose Acquisition Company	Interest expense	—	—	39
	Gains on financial instruments at fair value through profit or loss	—	—	1,130
KB No. 26 Special Purpose Acquisition Company	Interest expense	—	—	38
	Gains on financial instruments at fair value through profit or loss	—	—	1,209
KB No. 27 Special Purpose Acquisition Company	Interest expense	—	—	65
	Gains on financial instruments at fair value through profit or loss	—	—	3,059
KB SPROTT Renewable Private Equity Fund No. 1	Fee and commission income	487	345	320
KB-Stonebridge Secondary Private Equity Fund	Fee and commission income	550	706	582
	Other operating income	—	—	113
COSES GT Co., Ltd.	Losses on financial instruments at fair value through profit or loss	—	—	4,910
	Interest income	18	23	30
	Interest expense	1	1	—
	Provision for credit losses	—	3	—
	Reversal of credit losses	3	—	5
IDTECK Co., Ltd.	Insurance income	1	—	—
TeamSparta Inc.	Fee and commission income	—	—	11
	Interest expense	—	19	212
	Provision for credit losses	—	—	2
Mantisco Co., Ltd.	Interest expense	1	1	—
SuperNGine Co., Ltd.	Interest income	—	—	25
	Interest expense	1	—	—
	Fee and commission income	—	—	1
	Provision for credit losses	—	—	6
Desilo Inc.	Interest income	1	9	13
	Provision for credit losses	2	—	3
Turing Co., Ltd.	Interest income	—	—	24
	Interest expense	1	1	7
	Provision for credit losses	—	—	14
IGGYMOB Co., Ltd.	Interest expense	1	1	—
Kukka Co., Ltd.	Interest expense	—	2	—
ZIPDOC Inc.	Interest expense	—	1	—
	Reversal of credit losses	—	3	—
Grinergy Co., Ltd.	Provision for credit losses	—	—	1
	Interest expense	—	—	1

		2021	2022	2023
		(In millions of Korean won)
Chabot Mobility Co., Ltd.	Interest expense	—	1	—
	Fee and commission expense	—	824	2,154
Wemade Connect Co., Ltd.	Insurance income	—	3	2
	Interest expense	—	81	316
	Reversal of credit losses	—	1	—
	Provision for credit losses	—	—	9
TMAP Mobility Co., Ltd.	Interest expense	—	226	1,460
	Fee and commission income	—	—	2
	Fee and commission expense	—	78	998
	Reversal of credit losses	—	—	9
	Insurance income	—	—	209
Nextrade Co., Ltd.	Interest expense	—	263	2,911
WJ Private Equity Fund No. 1	Fee and commission income	7	7	7
UPRISE, Inc.	Interest income	5	—	—
	Interest expense	1	3	—
	Reversal of credit losses	1	—	—
Channel Corporation	Interest expense	—	43	67
CWhy Inc.	Insurance income	—	2	2
Bomapp Inc.	Fee and commission expense	5	—	—
	Losses on financial instruments at fair value through profit or loss	1,980	—	—
KB Social Impact Investment Fund	Fee and commission income	300	286	284
KB-UTC Inno-Tech Venture Fund	Fee and commission income	471	449	431
	Other operating income	—	—	3
KBSP Private Equity Fund No. 4	Fee and commission income	389	211	—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Fee and commission income	1,198	561	1,052
2020 KB Fintech Renaissance Fund	Fee and commission income	147	147	147
KB Material and Parts No. 1 PEF	Fee and commission income	353	353	705
	Other operating income	—	—	34
FineKB Private Equity Fund No. 1	Fee and commission income	540	641	378
	Gains on financial instruments at fair value through profit or loss	—	—	16
Paramark KB Fund No. 1	Fee and commission income	100	356	129
KB-Badgers Future Mobility ESG Fund No. 1	Fee and commission income	—	905	1,300
KB Bio Private Equity No. 3 Ltd.*	Fee and commission income	324	4,035	—
K The 15th REIT Co., Ltd. *	Fee and commission income	500	—	—
	Insurance income	1	—	—
KB-KTB Technology Venture Fund	Fee and commission income	—	600	669
THE CHAEUL FUND NO. 1	Fee and commission income	—	82	—
Bluepointpartners Inc.	Gains on financial instruments at fair value through profit or loss	846	—	—
KB-Solidus Global Healthcare Fund	Fee and commission income	167	350	284
	Gains on financial instruments at fair value through profit or loss	—	—	8,400
SwatchOn Inc.*	Fee and commission income	8	5	—
	Interest expense	10	5	—

		2021	2022	2023
		(In millions of Korean won)
Gomi corporation Inc.	Interest income	19	61	88
	Interest expense	1	2	—
	Fee and commission income	—	1	1
	Insurance income	—	—	1
	Provision for credit losses	13	3	49
KB Cape No. 1 Private Equity Fund	Fee and commission income	144	72	217
	Losses on financial instruments at fair value through profit or loss	69	—	16
Keystone-Hyundai Securities No. 1 Private Equity Fund *	Fee and commission income	43	—	—
KB-GeneN Medical Venture Fund No. 1	Fee and commission income	—	76	89
KB-BridgePole Venture Investment Fund	Fee and commission income	—	118	135
	Other operating income	—	—	638
KB-BridgePole Venture Investment Fund No. 2	Fee and commission income	—	—	20
KB-Kyobo New Mobility Power Fund	Fee and commission income	—	69	79
KB Co-Investment Private Equity Fund No. 1	Fee and commission income	—	483	904
KB-NP Green ESG New Technology Venture Capital Fund	Fee and commission income	—	435	1,173
KB-FT Green Growth No. 1 New Technology Business Investment Association	Fee and commission income	—	—	135
	Interest expense	—	—	14
KB-SUSUNG 1st Investment Fund	Fee and commission income	—	—	129
Youngwon Corporation *	Insurance income	—	—	1
Seokwang T&I Co., Ltd.	Insurance income	—	—	1
3D Interactive Co., Ltd.	Fee and commission income	—	—	7
	Interest expense	—	—	10
	Provision for credit losses	—	—	2
Bigwave Robotics Crop.	Interest income	—	—	(1)
	Interest expense	—	—	1
U-KB Credit No. 1 Private Equity	Fee and commission income	—	—	228
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP	Interest expense	—	—	42
Others
Retirement pension	Fee and commission income	1,338	1,352	1,567
	Interest expense	9	39	27

*	Excluded from the Group’s related party as of December 31, 2023.
Meanwhile,
the Group purchased installment financial assets, etc. from KG Capital Co., Ltd. amounting to ￦ 486,586 million and ￦ 373,044 million for the years ended December 31, 2022 and 2023, respectively
.
Also, the Group recognized ￦ 58,304 million in
non-operating
income for the year ended December 31, 2023, which was confirmed in the lawsuit for damage against Korea Credit Bureau Co., Ltd..

43.2 Details of significant outstanding balances of receivables and payables arising from transactions with related parties as of December 31, 2022 and 2023, are as follows:

		December 31, 2022		December 31, 2023
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Other assets	￦	1,306	￦	1,304
Korea Credit Bureau Co., Ltd.	Loans measured at amortized cost (gross amount)		38		37
	Deposits		27,889		17,003
	Provisions		2		2
	Insurance liabilities		1		1
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		32,948		33,282
	Loans measured at amortized cost (gross amount)		95,211		80,512
	Allowances for credit losses		12		38
	Other assets		615		528
	Deposits		48,639		40,992
	Provisions		18		45
	Insurance liabilities		89		87
	Other liabilities		446		504
Jungdo Co., Ltd.	Deposits		4		4
Dae-A Leisure Co., Ltd.	Deposits		154		150
Aju Good Technology Venture Fund	Deposits		7,222		1,202
	Other liabilities		73		1
Star-Lord General Investors Private Real Estate Investment Company No.10	Loans measured at amortized cost (gross amount)		149,294		149,590
	Allowances for credit losses		1		5
	Property and equipment		9,915		5,615
	Other assets		8,591		8,689
	Insurance liabilities		46		44
	Other liabilities		14,227		8,245
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Deposits		1,526		—
	Other liabilities		1		—
WJ Private Equity Fund No.1	Other assets		2		2
	Deposits		221		103
KB Cape No.1 Private Equity Fund	Financial assets at fair value through profit or loss		2,017		1,935
	Other assets		—		73
RAND Bio Science Co., Ltd.	Deposits		3		4
	Loans measured at amortized cost (gross amount)		—		1
KG Capital Co., Ltd. *	Loans measured at amortized cost (gross amount)		40,040		—
	Allowances for credit losses		55		—
	Other assets		63		—
	Deposits		10		—
	Insurance liabilities		14		—
	Other liabilities		5		—

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss	696	738
	Loans measured at amortized cost (gross amount)	3,345	2,137
	Allowances for credit losses	4	2
	Other assets	4	5
	Deposits	664	629
	Insurance liabilities	8	2
	Other liabilities	1	1
POSCO-KB Shipbuilding Fund	Other assets	177	678
Paycoms Co., Ltd. *	Financial assets at fair value through profit or loss	1,172	—
	Deposits	1	—
Big Dipper Co., Ltd.	Loans measured at amortized cost (gross amount)	18	14
	Deposits	19	40
	Other liabilities	—	8
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits	317	46
Iwon Alloy Co., Ltd.	Deposits	1	1
	Insurance liabilities	1	—
Computerlife Co., Ltd.	Deposits	3	—
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss	6,384	5,938
	Other liabilities	36	62
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss	17	20
Wyatt Co., Ltd.	Financial assets at fair value through profit or loss	6,000	6,000
	Deposits	1	1
	Insurance liabilities	75	73
Skydigital Inc.	Deposits	10	65
Banksalad Co., Ltd.	Financial assets at fair value through profit or loss	10,470	9,148
Spark Biopharma Inc.	Financial assets at fair value through profit or loss	7,450	7,450
	Loans measured at amortized cost (gross amount)	17	17
	Deposits	17,534	11,419
	Other liabilities	91	90
UPRISE, Inc.	Financial assets at fair value through profit or loss	5,248	5,710
	Deposits	27	—
Stratio, Inc.	Financial assets at fair value through profit or loss	1,000	1,000
Honest Fund, Inc.	Financial assets at fair value through profit or loss	3,999	3,999

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
CellinCells Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	7	3
	Deposits	37	37
Channel Corporation	Financial assets at fair value through profit or loss	18,099	16,906
	Deposits	3,000	2,030
	Other liabilities	21	11
KB No.21 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,959	2,987
	Deposits	2,263	2,261
	Other liabilities	29	38
KB No.22 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	1,972	2,985
	Deposits	1,948	1,848
KB No.23 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	2,971	1,489
	Deposits	2,205	—
	Other liabilities	22	—
KB No.24 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	6,975	—
	Deposits	9,983	—
	Other liabilities	1	—
KB No.25 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	2,025
	Deposits	—	1,586
	Other liabilities	—	39
KB No.26 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	2,204
	Deposits	—	1,761
	Other liabilities	—	37
KB No.27 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	6,054
	Deposits	—	4,497
	Other liabilities	—	65
COSES GT Co., Ltd.	Financial assets at fair value through profit or loss	4,930	—
	Loans measured at amortized cost (gross amount)	506	1
	Allowances for credit losses	4	—
	Other assets	2	—
	Deposits	1,213	1
Bomapp Inc. *	Financial assets at fair value through profit or loss	1	—
MitoImmune Therapeutics	Financial assets at fair value through profit or loss	7,000	7,000
KB-Solidus Global Healthcare Fund	Other assets	350	284
Bioprotect Ltd.	Financial assets at fair value through profit or loss	3,802	4,474

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
Gomi corporation Inc.	Financial assets at fair value through profit or loss	4,000	4,000
	Loans measured at amortized cost (gross amount)	2,234	2,155
	Allowances for credit losses	17	62
	Other assets	5	5
	Deposits	915	78
	Other liabilities	1	1
	Provisions	—	3
Go2joy Co., Ltd.	Financial assets at fair value through profit or loss	1,200	1,200
ClavisTherapeutics, Inc.	Financial assets at fair value through profit or loss	2,000	—
S&E Bio Co., Ltd.	Financial assets at fair value through profit or loss	4,000	4,000
	Loans measured at amortized cost (gross amount)	10	13
	Deposits	6,419	2,342
	Other liabilities	—	13
Bluepointpartners Inc.	Financial assets at fair value through profit or loss	2,133	1,874
4N Inc.	Financial assets at fair value through profit or loss	200	—
	Deposits	5	49
Xenohelix Co., Ltd.	Financial assets at fair value through profit or loss	2,100	3,100
	Deposits	—	904
Contents First Inc.	Financial assets at fair value through profit or loss	7,277	7,277
	Loans measured at amortized cost (gross amount)	10,017	10,365
	Allowances for credit losses	1	7
	Other assets	2	4
	Deposits	5,010	1,072
	Provisions	—	1
	Other liabilities	21	6
KB-MDI Centauri Fund L.P.	Financial assets at fair value through profit or loss	17,471	18,993
	Other assets	470	221
2020 KB Fintech Renaissance Fund	Other assets	37	37
OKXE Inc.	Financial assets at fair value through profit or loss	800	800
Mantisco Co., Ltd.	Loans measured at amortized cost (gross amount)	15	13
	Financial assets at fair value through profit or loss	3,000	3,000
	Deposits	623	46

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
Pin Therapeutics Inc.	Loans measured at amortized cost (gross amount)	13	11
	Financial assets at fair value through profit or loss	5,000	5,000
	Deposits	6,033	265
	Other liabilities	18	—
IMBiologics Corp.	Loans measured at amortized cost (gross amount)	4	5
	Financial assets at fair value through profit or loss	5,000	7,000
SuperNGine Co., Ltd.	Loans measured at amortized cost (gross amount)	6	603
	Deposits	17	69
	Allowances for credit losses	—	6
	Other assets	—	1
	Financial assets at fair value through profit or loss	1,996	1,996
Desilo Inc.	Financial assets at fair value through profit or loss	3,168	3,168
	Loans measured at amortized cost (gross amount)	300	300
	Allowances for credit losses	2	5
	Deposits	1	3
Turing Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
	Loans measured at amortized cost (gross amount)	—	1,901
	Allowances for credit losses	—	14
	Other assets	—	11
	Deposits	2,788	1,726
	Other liabilities	—	6
IGGYMOB Co., Ltd.	Financial assets at fair value through profit or loss	5,000	5,000
	Loans measured at amortized cost (gross amount)	15	7
	Deposits	254	—
Kukka Co., Ltd.	Financial assets at fair value through profit or loss	2,490	2,490
ZIPDOC Inc.	Financial assets at fair value through profit or loss	2,000	2,000
	Deposits	915	181
TeamSparta Inc.	Loans measured at amortized cost (gross amount)	—	307
	Financial assets at fair value through profit or loss	4,001	4,001
	Allowances for credit losses	—	1
	Provisions	—	1
	Deposits	12,502	7,672
	Other liabilities	6	62

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
Chabot Mobility Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,000
	Deposits	86	164
Wemade Connect Co., Ltd.	Financial assets at fair value through profit or loss	12,000	12,293
	Loans measured at amortized cost (gross amount)	52	44
	Allowances for credit losses	—	6
	Provisions	2	8
	Deposits	10,370	8,843
	Insurance liabilities	2	1
	Other liabilities	28	53
Nextrade Co., Ltd.	Deposits	56,202	56,203
	Other liabilities	263	3,174
TMAP Mobility Co., Ltd.	Loans measured at amortized cost (gross amount)	—	106
	Allowances for credit losses	—	1
	Deposits	30,000	80,016
	Other liabilities	76	763
	Provisions	—	2
FutureConnect Co., Ltd.	Financial assets at fair value through profit or loss	1,499	1,499
Gushcloud Talent Agency	Financial assets at fair value through profit or loss	4,165	3,688
Grinergy Co., Ltd.	Financial assets at fair value through profit or loss	2,500	6,486
	Provisions	—	1
NexThera Co., Ltd.	Financial assets at fair value through profit or loss	2,000	3,000
FineKB Private Equity Fund No.1	Other assets	160	13
Paramark KB Fund No.1	Other liabilities	34	34
December & Company Inc. *	Deposits	1	—
	Insurance liabilities	9	—
KB Social Impact Investment Fund	Other assets	436	260
Checkmate Therapeutics Inc.	Financial assets at fair value through profit or loss	3,200	3,200
	Insurance liabilities	3	—
G1 Playground Co., Ltd.	Financial assets at fair value through profit or loss	1,000	—
Hibiscus Fund L.P.	Financial assets at fair value through profit or loss	10,221	12,915
	Other assets	—	258
	Other liabilities	257	—
RMG-KB BioAccess Fund L.P.	Financial assets at fair value through profit or loss	2,753	5,036
RMG-KB BP Management Ltd.	Financial assets at fair value through profit or loss	77	174
KB Co-Investment Private Equity Fund No.1	Other assets	191	255

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
Spoon Radio Co., Ltd.	Financial assets at fair value through profit or loss	—	19,506
Neuroptika Inc.	Financial assets at fair value through profit or loss	—	5,879
Bitgoeul Cheomdan Green 1st Co., Ltd.	Deposits	—	833
KB-FT Green Growth No.1 New Technology Business Investment Association	Deposits	—	700
	Other liabilities	—	8
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP	Deposits	—	3,790
	Other liabilities	—	42
Bigwave Robotics Crop.	Loans measured at amortized cost (gross amount)	—	31
	Financial assets at fair value through profit or loss	—	2,750
	Deposits	—	4
Blinkers Inc.	Financial assets at fair value through profit or loss	—	999
3D Interactive Co., Ltd.	Loans measured at amortized cost (gross amount)	—	42
	Allowances for credit losses	—	2
	Financial assets at fair value through profit or loss	—	2,300
	Deposits	—	1,501
XL8 INC.	Financial assets at fair value through profit or loss	—	5,148
Elev8-Capital Fund I	Financial assets at fair value through profit or loss	—	6,656
New Daegu Busan Expressway Co., Ltd.	Loans measured at amortized cost (gross amount)	—	72,742
	Allowances for credit losses	—	4
	Other assets	—	57
	Deposits	—	146,169
	Other liabilities	—	1,891
AIM FUTURE, Inc.	Financial assets at fair value through profit or loss	—	2,000
	Loans measured at amortized cost (gross amount)	—	900
	Allowances for credit losses	—	2
	Other assets	—	1
	Deposits	—	3,393
	Other liabilities	—	48
Novorex Inc.	Financial assets at fair value through profit or loss	—	2,000
	Deposits	—	7
Seokwang T&I Co., Ltd.	Insurance liabilities	—	2

		December 31, 2022	December 31, 2023
		(In millions of Korean won)
Key management personnel	Loans measured at amortized cost (gross amount)	6,299	5,490
	Allowances for credit losses	3	5
	Other assets	7	7
	Deposits	17,618	15,902
	Provisions	1	2
	Insurance liabilities	2,374	2,293
	Other liabilities	387	429
Others
Retirement pension	Other assets	778	364
	Other liabilities	10,141	606

*	Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
43.3 Details of significant lending transactions with related parties for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Loan		Collection		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	36	￦	38	￦	(36)	￦	38
Incheon Bridge Co., Ltd.		151,489		11		(23,341)		128,159
Star-Lord General Investors Private Real Estate Investment Company No.10		—		150,000		(706)		149,294
KB Star Office Private Real Estate Master Fund No.1 *		10,000		—		(10,000)		—
KB Cape No.1 Private Equity Fund		1,591		426		—		2,017
RAND Bio Science Co., Ltd.		1		—		(1)		—
KG Capital Co., Ltd.		40,074		40		(74)		40,040
Food Factory Co., Ltd.		4,216		1,541		(1,716)		4,041
Paycoms Co., Ltd. *		1,269		—		(97)		1,172
Big Dipper Co., Ltd.		17		18		(17)		18
RMGP Bio-Pharma Investment Fund, L.P.		5,423		961		—		6,384
RMGP Bio-Pharma Investment, L.P.		14		3		—		17
Wyatt Co., Ltd.		6,000		—		—		6,000
Banksalad Co., Ltd.		9,090		1,380		—		10,470
UPRISE, Inc.		1,250		3,998		—		5,248
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		—		3,999
CellinCells Co., Ltd.		2,006		7		(6)		2,007
KB No.17 Special Purpose Acquisition Company *		1,301		—		(1,301)		—
KB No.18 Special Purpose Acquisition Company *		3,881		—		(3,881)		—
KB No.19 Special Purpose Acquisition Company *		2,091		—		(2,091)		—
KB No.20 Special Purpose Acquisition Company *		3,135		—		(3,135)		—
KB No.21 Special Purpose Acquisition Company		—		2,959		—		2,959
KB No.22 Special Purpose Acquisition Company		—		1,972		—		1,972
KB No.23 Special Purpose Acquisition Company *		—		2,971		—		2,971
KB No.24 Special Purpose Acquisition Company *		—		6,975		—		6,975
COSES GT Co., Ltd.		5,445		6		(15)		5,436
Bomapp Inc. *		19		—		(19)		—

	2022
	Beginning	Loan	Collection	Ending
	(In millions of Korean won)
Channel Corporation	14,551	3,548	—	18,099
MitoImmune Therapeutics	7,000	—	—	7,000
Bioprotect Ltd.	3,557	245	—	3,802
Gomi corporation Inc.	4,733	1,534	(33)	6,234
Copin Communications, Inc. *	4,801	—	(4,801)	—
Go2joy Co., Ltd.	1,200	—	—	1,200
ClavisTherapeutics, Inc.	2,000	—	—	2,000
S&E Bio Co., Ltd.	2,000	2,010	—	4,010
Bluepointpartners Inc.	2,278	—	(145)	2,133
4N Inc.	200	—	—	200
Xenohelix Co., Ltd.	2,100	—	—	2,100
Contents First Inc.	7,277	10,017	—	17,294
KB-MDI Centauri Fund L.P.	9,633	7,838	—	17,471
SwatchOn Inc. *	3,418	—	(3,418)	—
OKXE Inc.	800	—	—	800
GENINUS Inc. *	5,872	—	(5,872)	—
Checkmate Therapeutics Inc.	2,200	1,000	—	3,200
Mantisco Co., Ltd.	3,001	15	(1)	3,015
IMBiologics Corp.	5,004	4	(4)	5,004
Spark Biopharma Inc.	4,967	2,517	(17)	7,467
G1 Playground Co., Ltd.	1,000	—	—	1,000
Pin Therapeutics Inc.	3,000	2,013	—	5,013
Hibiscus Fund L.P.	4,731	5,490	—	10,221
SuperNGine Co., Ltd.	1,998	6	(2)	2,002
Desilo Inc.	3,469	—	(1)	3,468
RMG-KB BioAccess Fund L.P.	353	2,400	—	2,753
RMG-KB BP Management Ltd.	7	70	—	77
IGGYMOB Co., Ltd.	5,006	15	(6)	5,015
Turing Co., Ltd.	3,000	—	—	3,000
Kukka Co., Ltd.	—	2,490	—	2,490
ZIPDOC Inc.	—	2,000	—	2,000
Gushcloud Talent Agency	—	4,165	—	4,165
Grinergy Co., Ltd.	—	2,500	—	2,500
NexThera Co., Ltd.	—	2,000	—	2,000
Chabot Mobility Co., Ltd.	—	2,000	—	2,000
TeamSparta Inc.	—	4,001	—	4,001
FutureConnect Co., Ltd.	—	1,499	—	1,499
Wemade Connect Co., Ltd.	—	12,052	—	12,052
Key management personnel	4,591	4,527	(2,819)	6,299

*	Excluded from the Group’s related party as of December 31, 2022.

	2023
	Beginning		Loan		Collection		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	38	￦	37	￦	(38)	￦	37
Incheon Bridge Co., Ltd.		128,159		346		(14,711)		113,794
Star-Lord General Investors Private Real Estate Investment Company No.10		149,294		296		—		149,590
KB Cape No.1 Private Equity Fund		2,017		—		(82)		1,935

	2023
	Beginning	Loan	Collection	Ending
	(In millions of Korean won)
RAND Bio Science Co., Ltd.	—	1	—	1
KG Capital Co., Ltd. *	40,040	—	(40,040)	—
Food Factory Co., Ltd.	4,041	446	(1,612)	2,875
Paycoms Co., Ltd. *	1,172	—	(1,172)	—
Big Dipper Co., Ltd.	18	14	(18)	14
RMGP Bio-Pharma Investment Fund, L.P.	6,384	—	(446)	5,938
RMGP Bio-Pharma Investment, L.P.	17	3	—	20
Wyatt Co., Ltd.	6,000	—	—	6,000
Banksalad Co., Ltd.	10,470	—	(1,322)	9,148
UPRISE, Inc.	5,248	462	—	5,710
Stratio, Inc.	1,000	—	—	1,000
Honest Fund, Inc.	3,999	—	—	3,999
CellinCells Co., Ltd.	2,007	3	(7)	2,003
KB No.21 Special Purpose Acquisition Company	2,959	28	—	2,987
KB No.22 Special Purpose Acquisition Company	1,972	1,013	—	2,985
KB No.23 Special Purpose Acquisition Company *	2,971	—	(1,482)	1,489
KB No.24 Special Purpose Acquisition Company *	6,975	—	(6,975)	—
KB No.25 Special Purpose Acquisition Company	—	2,025	—	2,025
KB No.26 Special Purpose Acquisition Company	—	2,204	—	2,204
KB No.27 Special Purpose Acquisition Company	—	6,054	—	6,054
COSES GT Co., Ltd.	5,436	1	(5,436)	1
Channel Corporation	18,099	—	(1,193)	16,906
MitoImmune Therapeutics	7,000	—	—	7,000
Bioprotect Ltd.	3,802	672	—	4,474
Gomi corporation Inc.	6,234	5	(84)	6,155
Go2joy Co., Ltd.	1,200	—	—	1,200
ClavisTherapeutics, Inc.	2,000	—	(2,000)	—
S&E Bio Co., Ltd.	4,010	13	(10)	4,013
Bluepointpartners Inc.	2,133	—	(259)	1,874
4N Inc.	200	—	(200)	—
Xenohelix Co., Ltd.	2,100	1,000	—	3,100
Contents First Inc.	17,294	365	(17)	17,642
KB-MDI Centauri Fund L.P.	17,471	1,522	—	18,993
OKXE Inc.	800	—	—	800
Checkmate Therapeutics Inc.	3,200	—	—	3,200
Mantisco Co., Ltd.	3,015	13	(15)	3,013
IMBiologics Corp.	5,004	2,005	(4)	7,005
Spark Biopharma Inc.	7,467	17	(17)	7,467
G1 Playground Co., Ltd.	1,000	—	(1,000)	—
Pin Therapeutics Inc.	5,013	11	(13)	5,011
Hibiscus Fund L.P.	10,221	2,694	—	12,915
SuperNGine Co., Ltd.	2,002	603	(6)	2,599
Desilo Inc.	3,468	—	—	3,468
RMG-KB BioAccess Fund L.P.	2,753	2,283	—	5,036
RMG-KB BP Management Ltd.	77	97	—	174
IGGYMOB Co., Ltd.	5,015	7	(15)	5,007
Turing Co., Ltd.	3,000	1,901	—	4,901
Kukka Co., Ltd.	2,490	—	—	2,490
ZIPDOC Inc.	2,000	—	—	2,000

	2023
	Beginning	Loan	Collection	Ending
	(In millions of Korean won)
Gushcloud Talent Agency	4,165	—	(477)	3,688
Grinergy Co., Ltd.	2,500	3,986	—	6,486
NexThera Co., Ltd.	2,000	1,000	—	3,000
Chabot Mobility Co., Ltd.	2,000	—	—	2,000
TeamSparta Inc.	4,001	307	—	4,308
FutureConnect Co., Ltd.	1,499	—	—	1,499
Wemade Connect Co., Ltd.	12,052	337	(52)	12,337
TMAP Mobility Co., Ltd.	—	106	—	106
Taeyoungjungkong Co.,Ltd.	—	46	(46)	—
Spoon Radio Co., Ltd.	—	19,506	—	19,506
Neuroptika Inc.	—	5,879	—	5,879
Youngwon Corporation *	—	4,793	(4,793)	—
Bigwave Robotics Crop.	—	2,781	—	2,781
Blinkers Inc.	—	999	—	999
3D Interactive Co., Ltd.	—	2,342	—	2,342
XL8 INC.	—	5,148	—	5,148
Elev8-Capital Fund I	—	6,656	—	6,656
AIM FUTURE, Inc.	—	2,900	—	2,900
New Daegu Busan Expressway Co., Ltd.	—	72,742	—	72,742
Novorex Inc.	—	2,000	—	2,000
Key management personnel	6,299	3,368	(4,177)	5,490

*	Excluded from the Group’s related party as of December 31, 2023.

43.4 Details of significant borrowing transactions with related parties for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Borrowing		Repayment		Others 1		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	10,200	￦	—	￦	—	￦	17,689	￦	27,889
Incheon Bridge Co., Ltd.		35,487		29,217		(15,000)		(1,065)		48,639
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		17		—		—		137		154
Iwon Alloy Co., Ltd.		—		—		—		1		1
Computerlife Co., Ltd.		—		—		—		3		3
Skydigital Inc.		85		—		—		(75)		10
Jo Yang Industrial Co., Ltd.		1		—		—		(1)		—
Aju Good Technology Venture Fund		6,286		6,577		(3,840)		(1,801)		7,222
KB-KDBC Pre-IPO New Technology Business Investment Fund		904		—		—		(587)		317
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		1,524		—		—		2		1,526
WJ Private Equity Fund No.1		260		—		—		(39)		221
KB Star Office Private Real Estate Master Fund No.1 2		2,578		—		(2,578)		—		—
KG Capital Co., Ltd. 2		17		—		—		(7)		10
KB No.17 Special Purpose Acquisition Company 2		1,687		—		(1,546)		(141)		—
KB No.18 Special Purpose Acquisition Company 2		2,077		—		(2,016)		(61)		—
KB No.19 Special Purpose Acquisition Company 2		1,013		—		(1,000)		(13)		—
KB No.20 Special Purpose Acquisition Company 2		1,681		—		(1,534)		(147)		—
KB No.21 Special Purpose Acquisition Company		—		2,000		—		263		2,263
KB No.22 Special Purpose Acquisition Company		—		—		—		1,948		1,948
KB No.23 Special Purpose Acquisition Company 2		—		2,133		—		72		2,205
KB No.24 Special Purpose Acquisition Company 2		—		—		—		9,983		9,983
RAND Bio Science Co., Ltd.		443		—		—		(440)		3
Food Factory Co., Ltd.		839		511		(1,018)		332		664
Acts Co., Ltd. 2		154		—		—		(154)		—
Paycoms Co., Ltd. 2		1		—		—		—		1
Big Dipper Co., Ltd.		—		300		(300)		19		19
Wyatt Co., Ltd.		1		—		—		—		1
UPRISE, Inc.		4,001		—		—		(3,974)		27
CellinCells Co., Ltd.		38		—		—		(1)		37
COSES GT Co., Ltd.		1,939		—		—		(726)		1,213
SwatchOn Inc. 2		686		—		—		(686)		—
Gomi corporation Inc.		3,188		—		—		(2,273)		915
S&E Bio Co., Ltd.		263		50		—		6,106		6,419
KB Pre IPO Secondary Venture Fund No.1 2		103		—		—		(103)		—
4N Inc.		39		—		—		(34)		5
Contents First Inc.		12,650		10,000		(16,000)		(1,640)		5,010
December & Company Inc. 2		1		—		—		—		1
GENINUS Inc. 2		34,415		—		—		(34,415)		—
Mantisco Co., Ltd.		386		—		—		237		623
Pin Therapeutics Inc.		—		21,000		(16,200)		1,233		6,033
Spark Biopharma Inc.		6,015		41,165		(27,539)		(2,107)		17,534
G1 Playground Co., Ltd.		354		—		—		(354)		—

	2022
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
SuperNGine Co., Ltd.	944	—	—	(927)	17
Desilo Inc.	168	—	—	(167)	1
Turing Co., Ltd.	1,054	—	—	1,734	2,788
IGGYMOB Co., Ltd.	2,938	—	—	(2,684)	254
TMAP Mobility Co., Ltd.	—	80,000	(50,000)	—	30,000
Nextrade Co., Ltd.	—	56,200	—	2	56,202
Kukka Co., Ltd.	—	—	—	—	—
ZIPDOC Inc.	—	—	—	915	915
TeamSparta Inc.	—	9,000	(4,000)	7,502	12,502
Chabot Mobility Co., Ltd.	—	—	—	86	86
Wemade Connect Co., Ltd.	—	11,010	(3,267)	2,627	10,370
Wise Asset Management Co., Ltd. 2	—	6	(6)	—	—
Channel Corporation	—	6,000	(3,000)	—	3,000
Key management personnel	16,996	20,855	(17,189)	(3,043)	17,619

	2023
	Beginning		Borrowing		Repayment		Others 1		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	27,889	￦	—	￦	—	￦	(10,886)	￦	17,003
Incheon Bridge Co., Ltd.		48,639		67,100		(76,017)		1,270		40,992
Jungdo Co., Ltd.		4		—		—		—		4

Dae-A Leisure Co., Ltd.		154		—		—		(4)		150
Iwon Alloy Co., Ltd.		1		—		—		—		1
Computerlife Co., Ltd.		3		—		—		(3)		—
Skydigital Inc.		10		—		—		55		65
Aju Good Technology Venture Fund		7,222		1,323		(7,900)		557		1,202
KB-KDBC Pre-IPO New Technology Business Investment Fund		317		—		—		(271)		46
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		1,526		—		—		(1,526)		—
WJ Private Equity Fund No.1		221		—		—		(118)		103
KG Capital Co., Ltd. 2		10		—		—		(10)		—
KB No.21 Special Purpose Acquisition Company		2,263		2,050		(2,000)		(52)		2,261
KB No.22 Special Purpose Acquisition Company		1,948		—		—		(100)		1,848
KB No.23 Special Purpose Acquisition Company 2		2,205		2,089		(4,223)		(71)		—
KB No.24 Special Purpose Acquisition Company 2		9,983		—		—		(9,983)		—
KB No.25 Special Purpose Acquisition Company		—		1,500		—		86		1,586
KB No.26 Special Purpose Acquisition Company		—		1,670		—		91		1,761
KB No.27 Special Purpose Acquisition Company		—		4,390		—		107		4,497
RAND Bio Science Co., Ltd.		3		—		—		1		4
Food Factory Co., Ltd.		664		—		—		(35)		629
Paycoms Co., Ltd. 2		1		—		—		(1)		—
Big Dipper Co., Ltd.		19		—		—		21		40
Wyatt Co., Ltd.		1		—		—		—		1
UPRISE, Inc.		27		—		—		(27)		—
CellinCells Co., Ltd.		37		—		—		—		37
COSES GT Co., Ltd.		1,213		—		—		(1,212)		1
Gomi corporation Inc.		915		—		—		(837)		78

	2023
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
S&E Bio Co., Ltd.	6,419	2,500	(2,000)	(4,577)	2,342
4N Inc.	5	—	—	44	49
Contents First Inc.	5,010	6,000	(10,000)	62	1,072
December & Company Inc. 2	1	—	—	(1)	—
Mantisco Co., Ltd.	623	—	—	(577)	46
Pin Therapeutics Inc.	6,033	7,217	(12,017)	(968)	265
Spark Biopharma Inc.	17,534	26,369	(30,779)	(1,705)	11,419
SuperNGine Co., Ltd.	17	—	—	52	69
Desilo Inc.	1	1	—	1	3
Turing Co., Ltd.	2,788	700	—	(1,762)	1,726
IGGYMOB Co., Ltd.	254	—	—	(254)	—
TMAP Mobility Co., Ltd.	30,000	170,000	(120,000)	16	80,016
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP	—	3,983	—	(193)	3,790
Nextrade Co., Ltd.	56,202	—	—	1	56,203
ZIPDOC Inc.	915	—	—	(734)	181
TeamSparta Inc.	12,502	7,000	(8,000)	(3,830)	7,672
Chabot Mobility Co., Ltd.	86	—	—	78	164
Wemade Connect Co., Ltd.	10,370	31,000	(30,217)	(2,310)	8,843
Channel Corporation	3,000	7,000	(8,000)	30	2,030
Bitgoeul Cheomdan Green 1st Co., Ltd.	—	—	—	833	833
KB-FT Green Growth No.1 New Technology Business Investment Association	—	700	—	—	700
Bigwave Robotics Crop.	—	—	—	4	4
3D Interactive Co., Ltd.	—	2,000	(2,000)	1,501	1,501
AIM FUTURE, Inc.	—	3,000	—	393	3,393
New Daegu Busan Expressway Co., Ltd.	—	—	—	146,169	146,169
Novorex Inc.	—	—	—	7	7
Xenohelix Co., Ltd.	—	—	—	904	904
Key management personnel	17,619	22,358	(20,389)	(3,686)	15,902

1	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
2	Excluded from the Group’s related party as of December 31, 2023.
43.5 Details of significant investment and withdrawal transactions with related parties for the years ended December 31, 2022 and 2023, are as follows:

	2022				2023
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
	(In millions of Korean won)
Balhae Infrastructure Company	￦	—	￦	26,054	￦	—	￦	10,661
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2 *		—		5		—		—
POSCO-KB Shipbuilding Fund *		—		950		—		—
KB Pre IPO Secondary Venture Fund No.1 *		—		1,429		—		—
KB-KDBC Pre-IPO New Technology Business Investment Fund		—		5,200		—		—
KB-SJ Tourism Venture Fund		—		400		—		—

	2022		2023
	Equity investment and others	Withdrawal and others	Equity investment and others	Withdrawal and others
	(In millions of Korean won)
Korea Credit Bureau Co., Ltd.	—	—	—	90
KB-UTC Inno-Tech Venture Fund	—	—	—	2,250
KB-Solidus Global Healthcare Fund	—	19,630	—	16,440
KB-Stonebridge Secondary Private Equity Fund	4,369	4,216	—	7,191
KB Star Office Private Real Estate Master Fund No.1 *	—	26,240	—	—
KB SPROTT Renewable Private Equity Fund No.1	12,247	—	—	476
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	1,320	4,706	1,800	2,572
KB Bio Private Equity No.3 Ltd. *	—	10,000	—	—
Project Vanilla Co., Ltd. *	—	525	—	—
KB-TS Technology Venture Private Equity Fund	—	4,536	—	672
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	—	12,800	—	12,500
Aju Good Technology Venture Fund	—	5,400	—	11,377
498/7 Owners LLC *	—	166,851	—	—
KB-KTB Technology Venture Fund	11,200	—	5,600	—
KB-SOLIDUS Healthcare Investment Fund	18,000	—	21,861	—
Paramark KB Fund No.1	12,444	2,285	3,342	—
FineKB Private Equity Fund No.1	7,500	3,100	—	2,125
KB-GeneN Medical Venture Fund No.1	2,000	—	—	—
KB-BridgePole Venture Investment Fund	850	—	—	714

KB-Kyobo New Mobility Power Fund	3,000	—	—	—
DA-Friend New Technology Investment Fund No.2	988	—	—	—
Cornerstone Pentastone Fund No.4	818	—	—	—
SKS-VLP New Technology Investment Fund No.2 *	1,156	—	—	1,156
JS Private Equity Fund No.3	1,700	—	—	—
Mirae Asset Mobility Investment Fund No.1	2,000	—	—	—
KB-FT 1st Green Growth Investment Fund	2,000	—	—	—
THE CHAEUL FUND NO.1	1,000	—	—	—
Star-Lord General Investors Private Real Estate Investment Company No.10	46,700	10	—	—
KB Co-Investment Private Equity Fund No.1	7,268	—	2,208	—
Glenwood Credit Private Equity Fund No.2	42,000	—	—	—
Apollo REIT PropCo LLC *	19,968	19,968	—	—
TMAP Mobility Co., Ltd.	200,000	—	—	—
POSITIVE Sobujang Venture Fund No.1	2,000	—	—	—
History 2022 Fintech Fund	2,000	—	—	—
PEBBLES-MW M.C.E New Technology Investment Fund 1 st *	2,000	—	—	2,000
KB-NP Green ESG New Technology Venture Capital Fund	9,350	—	9,075	—
Nextrade Co., Ltd.	9,700	—	—	—
KB-Badgers Future Mobility ESG Fund No.1	2,137	—	5,540	—
Shinhan Global Mobility Fund No.1	1,345	—	—	—
SKB Next Unicorn K-Battery Fund No.1	1,995	—	—	—
Lakewood-AVES Fund No.1	—	—	2,000	—
MW-Pyco NewWave New Technology Investment Fund 4th	—	—	2,000	—
KB No.23 Special Purpose Acquisition Company *	—	—	—	5
KB No.24 Special Purpose Acquisition Company *	—	—	25	25
KB No.25 Special Purpose Acquisition Company	—	—	5	—

	2022		2023
	Equity investment and others	Withdrawal and others	Equity investment and others	Withdrawal and others
	(In millions of Korean won)
KB No.26 Special Purpose Acquisition Company	—	—	5	—
Bitgoeul Cheomdan Green 1st Co., Ltd.	—	—	190	—
KB-SUSUNG 1st Investment Fund	—	—	2,000	—
Friend 55 New Technology Business Investment Fund	—	—	1,200	—
Hahn & Company No. 4-3 Private Equity Fund *	—	—	7,183	32
KB No.27 Special Purpose Acquisition Company	—	—	5	—
DSIP-Pharos Bioenergy Fund	—	—	4,000	—
Shinhan-Eco Venture Fund 2nd	—	—	1,825	—
Leading H2O Fund 1	—	—	1,500	—
2023 JB Newtech No.2 Fund	—	—	1,800	—
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP	—	—	27,034	—
U-KB Credit No.1 Private Equity	—	—	6,419	—
KB-BridgePole Venture Investment Fund No.2	—	—	1,500	—
Sirius Silicon Valley I New Technology Fund	—	—	500	—

*	Excluded from the Group’s related party as of December 31, 2023.
43.6 Unused commitments provided to related parties as of December 31, 2022 and 2023, are as follows:

		December 31, 2022	December 31, 2023
		(In millions of Korean won or in a US Dollar or Malaysian ringgit or the Indonesian Rupiah)
Associates and joint ventures
Balhae Infrastructure Company	Purchase of securities	￦6,154	￦6,154
Korea Credit Bureau Co., Ltd.	Unused lines of credit for credit card	562	563
Incheon Bridge Co., Ltd.	Loan commitments in Korean won	20,000	20,000
	Unused lines of credit for credit card	89	88
TeamSparta Inc.	Loan commitments in Korean won	—	1,000
	Unused lines of credit for credit card	—	633
3D Interactive Co., Ltd.	Unused lines of credit for credit card	—	8
KG Capital Co., Ltd. *	Unused lines of credit for credit card	110	—
Food Factory Co., Ltd.	Unused lines of credit for credit card	52	55
KB No.23 Special Purpose Acquisition Company*	Unused lines of credit for credit card	12	—
CellinCells Co., Ltd.	Unused lines of credit for credit card	17	21
RAND Bio Science Co., Ltd.	Unused lines of credit for credit card	25	24
Big Dipper Co., Ltd.	Unused lines of credit for credit card	27	31
Gomi corporation Inc.	Unused lines of credit for credit card	16	45
COSES GT Co., Ltd.	Unused lines of credit for credit card	24	29
Spark Biopharma Inc.	Unused lines of credit for credit card	33	33
Mantisco Co., Ltd.	Unused lines of credit for credit card	15	17
IMBiologics Corp.	Unused lines of credit for credit card	18	18
SuperNGine Co., Ltd.	Unused lines of credit for credit card	14	37
IGGYMOB Co., Ltd.	Unused lines of credit for credit card	35	43
Pin Therapeutics Inc.	Unused lines of credit for credit card	37	39
Grinergy Co., Ltd.	Unused lines of credit for credit card	10	10
S&E Bio Co., Ltd.	Unused lines of credit for credit card	40	37
Wemade Connect Co., Ltd.	Unused lines of credit for credit card	148	156
TMAP Mobility Co., Ltd.	Unused lines of credit for credit card	—	710

		December 31, 2022		December 31, 2023
		(In millions of Korean won or in a US Dollar or Malaysian ringgit or the Indonesian Rupiah)
Contents First Inc.	Unused lines of credit for credit card		—		135
Bigwave Robotics Crop.	Unused lines of credit for credit card		—		69
KB-TS Technology Venture Private Equity Fund	Purchase of securities		110		110
KB SPROTT Renewable Private Equity Fund No.1	Purchase of securities		5,140		—
KB-Stonebridge Secondary Private Equity Fund	Purchase of securities		864		864
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Purchase of securities		15,288		13,488
All Together Korea Fund No.2	Purchase of securities		990,000		990,000
KB-KTB Technology Venture Fund	Purchase of securities		11,200		5,600
KB-SOLIDUS Healthcare Investment Fund	Purchase of securities		70,200		46,884
KB Co-Investment Private Equity Fund No.1	Purchase of securities		15,732		13,524
KB-Badgers Future Mobility ESG Fund No.1	Purchase of securities		42,863		37,323
U-KB Credit No.1 Private Equity	Purchase of securities		—		8,395
KB-NP Green ESG New Technology Venture Capital Fund	Purchase of securities		40,650		29,550
FineKB Private Equity Fund No.1	Purchase of securities		9,125		9,125
FineKB Private Equity Fund No.2	Purchase of securities		—		500
KB-Solidus Global Healthcare Fund	Purchase of securities		2,120		2,120
	Commitments on loss absorption priority		4,500		4,500
Paramark KB Fund No.1	Purchase of securities		17,832		14,490
Smart Korea KB Future9-Sejong Venture Fund	Purchase of securities		—		2,000
Shinhan-Eco Venture Fund 2nd	Purchase of securities		—		675

RMGP Bio-Pharma Investment Fund, L.P.	Purchase of securities	USD	4,094,487	USD	3,622,333
RMGP Bio-Pharma Investment, L.P.	Purchase of securities	USD	10,731	USD	10,027
KB-MDI Centauri Fund L.P.	Purchase of securities	USD	1,744,518		—
Hibiscus Fund L.P.	Purchase of securities	MYR	16,666,667		—
RMG-KB BP Management Ltd.	Purchase of securities	USD	699,733	USD	630,679
RMG-KB BioAccess Fund L.P.	Purchase of securities	USD	27,428,899	USD	24,722,014
Elev8-Capital Fund I	Purchase of securities		—	IDR	2,445,497,800
Ascent Global Fund III	Purchase of securities		—	USD	35,000,000
Key management personnel	Loan commitments in Korean won		2,354		2,666

*	Excluded from the Group’s related party as of December 31, 2023.

43.7 Details of compensation to key management personnel for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,152	￦	966	￦	11,655	￦	20,773
Registered directors (non-executive)		1,061		—		—		1,061
Non-registered directors		12,820		466		14,424		27,710

	￦	22,033	￦	1,432	￦	26,079	￦	49,544

	2022
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,725	￦	863	￦	7,487	￦	17,075
Registered directors (non-executive)		1,058		—		—		1,058
Non-registered directors		16,756		484		12,432		29,672

	￦	26,539	￦	1,347	￦	19,919	￦	47,805

	2023
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	7,874	￦	930	￦	8,654	￦	17,458
Registered directors (non-executive)		1,092		—		—		1,092
Non-registered directors		18,087		707		15,816		34,610

	￦	27,053	￦	1,637	￦	24,470	￦	53,160

43.8 Details of collateral provided by related parties as of December 31, 2022 and 2023, are as follows:

	Assets held as collateral	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Key management personnel	Time deposits and others	￦	457	￦	638
	Real estate		7,483		6,326
As of
December
31, 2023, Incheon Bridge Co., Ltd. a related party, provides fund management account, civil engineering works insurance, and management and operations rights as senior collateral amounting to ￦ 611,000 million to the project financing group consisting of the Group and 5 other institutions, and as subordinated collateral amounting to ￦ 384,800 million to subordinated debt holders consisting of the Group and 2 other institutions. Also, it provides certificate of credit guar
a
ntee a
m
ounting to ￦ 400,000 million as
collateral to the project financing group consisting of the Group and 5 other institutions.